Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net loss		$ (13,765)		$ (10,186)		$ (25,895)	[1],[2],[3]	$ (45,980)	[4],[5]
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization		795		352		3,590		1,480	[5]
Loss on remeasurement of warrant liability		4,851				(10,780)			[5]
Deferred tax									[5]
Foreign exchange loss		759		61		491		1,521	[5]
Share-based compensation expense		1,550		416		1,652		1,522	[5]
Goodwill impairment				1,682		1,682			[5]
Non-cash interest expense, net		430		836		3,852		552	[5]
Loss on investment				161		319		756	[5]
Loss on equity method investment, net		11		11		148		96	[5]
Loss on debt extinguishment						2,360		3,374	[5]
Loss on derivative instruments				13		657		421	[5]
Changes in operating assets and liabilities:
Decrease in other non-current liabilities and other items		(1,002)		(862)
Increase in accounts receivable		(61)		(51)		(1,150)		(526)	[5]
(Increase) decrease in prepaid expenses		(160)		777		118		(2,809)	[5]
(Increase) decrease in other receivable		(253)		225		(230)		19	[5]
Increase in inventory		(1,365)		(1,117)		(4,774)		(1,265)	[5]
(Decrease) increase in accounts payable and other current liabilities		(2,417)		461		3,198		1,674	[5]
Increase in deferred revenue and other items						2,801		2,113	[5]
Net cash used in operating activities		(10,627)		(7,221)		(21,961)		(37,052)	[5]
Investing Activities
Business acquisition, net of cash acquired	[5]							(13,429)
Investment in Cansativa	[5]							(1,797)
Purchase of property, plant and equipment		(2,216)		(1,655)		(3,665)		(18,675)	[5]
Net cash used in investing activities		(2,216)		(1,655)		(3,665)		(33,901)	[5]
Financing Activities
Proceeds from issuance of shares, net of issuance costs						18,021		28,574	[5]
Proceeds from issuance of long term debt, net of issuance costs				16,966		9,737		34,750	[5]
Other borrowings		1,223				992			[5]
Proceeds from exercise of warrants		1,410
Purchase and cancellation of shares						(6,250)			[5]
Repayment of debt						(4,191)		(622)	[5]
Business Combination and PIPE financing, net of costs paid						73,509			[5]
Stock option exercise						20		132	[5]
Net cash provided by financing activities		2,633		16,966		91,838		62,834	[5]
Effect of exchange rate changes on cash, cash equivalents & restricted cash		(75)		(13)		50		54	[5]
Increase (decrease) in cash, cash equivalents & restricted cash		(10,285)	[6]	8,077	[6]	66,262	[7]	(8,065)	[5],[7]
Cash, cash equivalents & restricted cash, beginning of period	[7]	79,460	[6]	13,198	[5],[6]	13,198	[5],[6]	21,263	[5]
Cash, cash equivalents & restricted cash end of period	[6]	69,175		21,275		79,460	[7]	13,198	[5],[7]
Supplemental schedule of cash flow information:
Cash paid for interest		548				603		2,132	[5]
Cash paid for income taxes, net of refunds									[5]
Supplemental disclosures for non-cash activity:
Non-cash exchange of redeemable non-controlling interest						4,695			[5]
Conversion of Convertible Debentures						9,850			[5]
Non-cash paid-in-kind interest						$ 2,881			[5]

[1]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.
[2]	Loss before income taxes of $25,891 plus loss from equity investment of $4.
[3]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[4]	Loss before income taxes of $45,884 plus loss from equity investment of $96.
[5]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[6]	These amounts include restricted cash of $451 and $18,100 as of March 31, 2021 and March 31, 2020, respectively. The March 31, 2021 restricted cash is comprised primarily of cash on deposit for certain lease arrangements. March 31, 2020 balance represents amounts on deposit from investors pending closing of the tranche 1 of the Series E financing round, as well as cash on deposit for certain lease arrangements.
[7]	These amounts include restricted cash of $353 and $1,154 as of December 31, 2020 and December 31, 2019, respectively. The December 31, 2020 restricted cash is comprised primarily of cash on deposit for certain lease arrangements. December 31, 2019 balance represents cash on deposit for payments related to the Herbal Brands acquisition, and cash on deposit for certain lease arrangements.